Note Deposits (Total interest bearing deposits) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits Abstract
Savings accounts	$ 8,561,718	$ 7,793,533
NOW, money market abd other interest bearing demand deposits	10,885,967	8,012,706
Total savings, NOW, money market and other interest bearing demand deposits	19,447,685	15,806,239
Time Deposits Abstract
Under $100,000	3,446,575	3,570,956
$100,000 and over	4,068,303	4,138,586
Total certificates of deposit	7,514,878	7,709,542
Total interest bearing deposits	$ 26,962,563	$ 23,515,781